Risk management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019	Dec. 31, 2019 bbl	Dec. 31, 2019 Mcf
Disclosure of risk management strategy [line items]
Senior notes	$ 59	$ 77
Risk management, description	the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter.
Realized loss	$ (6)	(85)
Maximum exposure to credit risk	66	62
Accounts receivable, carrying value	66	53
Derivative financial assets, fair value	$ 0	$ 9
Percentage of long term debt instruments exposed to changes in short term interest rates	87.00%	80.00%
Fixed interest rate debt instruments outstanding	$ 62	$ 82
Fixed interest rate debt instruments average remaining term	1 year 6 months	2 years
Average interest rate		5.80%	5.70%
Later than three months [member]
Disclosure of risk management strategy [line items]
Accounts receivable, carrying value	$ 9	$ 15
Pound sterling cross currency swap [member]
Disclosure of risk management strategy [line items]
Realized loss		18
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit				1.00	1.00
Pre-tax unrealized risk management, change in price, amount	1
Senior notes [member]
Disclosure of risk management strategy [line items]
Senior notes	$ 62	$ 82